SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.


        USAA ETF TRUST
        (Registrant)



 Date:  November 14, 2018
	________________________
	/S/ SONIA KURIAN
	________________________
	(Signature)*

	Sonia Kurian
	Assistant Secretary



*Print full name and title of the signing officer under his/her signature.